Commitments and contingent liabilities - Narrative (Details)							2 Months Ended	12 Months Ended
	Jun. 07, 2022 USD ($)	May 09, 2022 USD ($)	Aug. 04, 2021 investmentFund claim	May 20, 2021 USD ($)	Sep. 09, 2020 USD ($)	Dec. 17, 2015 lawsuit	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($) claim	Dec. 31, 2021 USD ($)	Dec. 31, 2011 claim
Commitments and Contingencies Disclosure [Line Items]
Lending commitment maturing in less than one year								$ 29,100,000,000
Lending commitment maturing in one to five years								20,300,000,000
Lending commitment maturing over five years								424,000,000
Allowance for credit losses on lending related commitments							$ 121,000,000	$ 78,000,000	$ 45,000,000
Collateralization percentage generally required for a securities lending transaction with indemnification against broker default								102.00%
Securities lending indemnifications, secured amount of collateral								$ 515,000,000,000	511,000,000,000
Securities lending indemnifications, joint venture								64,000,000,000	67,000,000,000
Securities lending indemnifications, collateral joint venture								$ 68,000,000,000	71,000,000,000
Matters Related to R. Allen Stanford
Commitments and Contingencies Disclosure [Line Items]
Number of lawsuits or class actions pending | claim										2
Number of lawsuits filed | claim								3
Brazilian Postalis Litigation
Commitments and Contingencies Disclosure [Line Items]
Number of lawsuits filed			3			3
Number of investment funds | investmentFund			3
Loss contingency, damages awarded, value	$ 2,000,000	$ 20,000,000		$ 3,000,000	$ 50,000,000
Loss contingency, damages sought, value					$ 2,000,000
German Tax Matters | Foreign Tax Authority
Commitments and Contingencies Disclosure [Line Items]
Loss contingency, damages sought, value							$ 150,000,000
Maximum
Commitments and Contingencies Disclosure [Line Items]
Loss contingency, aggregate range of reasonable loss (up to)								$ 520,000,000
Standby letters of credit
Commitments and Contingencies Disclosure [Line Items]
Standby letters of credit (SBLC) collateralized with cash and securities								144,000,000	172,000,000
SBLC expiring within one year								1,300,000,000
SBLC expiring within one to five years								666,000,000
SBLC expiring after five years								0
Off-balance sheet credit risks								1,918,000,000	1,971,000,000
Commercial letters of credit
Commitments and Contingencies Disclosure [Line Items]
Off-balance sheet credit risks								19,000,000	56,000,000
Unsettled Repurchase Agreements
Commitments and Contingencies Disclosure [Line Items]
Guarantor obligations, maximum exposure, undiscounted								4,000,000,000	2,600,000,000
Unsettled Reverse Repurchase Agreements
Commitments and Contingencies Disclosure [Line Items]
Guarantor obligations, maximum exposure, undiscounted								11,300,000,000	$ 9,100,000,000
Operating segments
Commitments and Contingencies Disclosure [Line Items]
Allowance for credit losses on lending related commitments								$ 78,000,000
Federal Court | Mortgage-Securitization Trusts Proceedings
Commitments and Contingencies Disclosure [Line Items]
Number of lawsuits or class actions pending | claim								3
State Court | Mortgage-Securitization Trusts Proceedings
Commitments and Contingencies Disclosure [Line Items]
Number of lawsuits or class actions pending | claim								7